Acquisition of Alternative Solutions, LLC (Details) - Schedule of Business Acquisitions, by Acquisition - Oasis Acquisition [Member] - USD ($)		6 Months Ended
	Jun. 27, 2018	Nov. 30, 2018
Business Acquisition [Line Items]
Initial purchase price		$ 2,050,000
Cash paid in connection with transaction		5,995,543
Note payable		3,810,820
Contingent consideration		678,111
Common stock		15,441,176
Total purchase price	$ 27,975,650	27,975,650
Net tangible assets		595,151
Intangible assets		1,637,600
Goodwill		25,742,899
Total purchase price		$ 27,975,650